Reporting entity (Details) - 12 months ended Dec. 31, 2022	CHF (SFr)	USD ($)	EUR (€)	AUD ($)
Auris Medical AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 2,500,000
Otolanum AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 100,000
Zilentin AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 100,000
Altamira Medica AG [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary	SFr 3,000,000
Auris Medical Inc [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary | $		$ 100
Auris Medical Ltd [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary | €			€ 100
Principal place of business	Dublin
Country of incorporation	Ireland
Auris Medial Pty Ltd [Member]
Reporting entity (Details) [Line Items]
Ownership percentage in subsidiary	100.00%
Share capital of subsidiary | $				$ 100